Deferred tax (Tables)	12 Months Ended
Dec. 31, 2017
Deferred tax
Schedule of deferred tax asset and liability
	2017	2016
	£m	£m
Deferred tax asset	(1,740)	(1,803)
Deferred tax liability	583	662
Net deferred tax asset	(1,157)	(1,141)

Schedule of net deferred tax asset

					Fair					Tax
		Accelerated			value of	AFS		Cash		losses
		capital		Deferred	financial	financial		flow	Share	carried
	Pension	allowances	Provisions	gains	instruments	assets	Intangibles	hedging	schemes	forward	Other	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2016	(857)	238	(344)	132	21	100	4	253	(23)	(1,332)	59	(1,749)
Acquisitions and disposals of subsidiaries	(1)	(59)	—	3	—	4	—	—	—	—	1	(52)
(Credit)/charge to income statement	(39)	149	25	(22)	1	(24)	—	(143)	13	317	(51)	226
Charge/(credit) to other comprehensive income	240	—	—	—	—	(9)	—	193	—	—	—	424
Currency translation and other adjustments	(5)	33	(3)	1	—	2	1	(3)	—	(35)	19	10
At 1 January 2017	(662)	361	(322)	114	22	73	5	300	(10)	(1,050)	28	(1,141)
Acquisitions and disposals of subsidiaries	—	(29)	—	—	—	—	—	—	—	—	—	(29)
Charge/(credit) to income statement	3	(126)	55	(45)	(52)	(4)	—	102	1	121	(22)	33
Charge/(credit) to other comprehensive income	266	—	—	(19)	—	23	—	(266)	—	—	—	4
Currency translation and other adjustments	—	(14)	1	3	—	—	—	—	—	(10)	(4)	(24)
At 31 December 2017	(393)	192	(266)	53	(30)	92	5	136	(9)	(939)	2	(1,157)

Schedule of recognised deferred tax assets in respect of tax losses

	2017	2016
	£m	£m
UK tax losses carried forward
- The Royal Bank of Scotland plc	125	182
- National Westminster Bank Plc	541	605
- Ulster Bank Limited	14	14
Total	680	801

Overseas tax losses carried forward
- Ulster Bank Ireland DAC	259	249
	939	1,050